INVESTMENT IN AFFILIATED COMPANY	6 Months Ended
Jun. 30, 2021
Long-term Investments [Abstract]
INVESTMENT IN AFFILIATED COMPANY
NOTE 5:-      INVESTMENT IN AFFILIATED COMPANY

In March 2021, the Company signed a share purchased agreement to invest $3 million to acquire 24,020 ordinary shares of Radsee Technologies Ltd. (“Radsee”). Additionally, the Company has a 24 month option to acquire an additional 7,409 ordinary shares of Radsee.